Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to named executives and company performance. In this section, we refer to “compensation actually paid” and other terms used in the applicable SEC rules. For information concerning the company’s compensation philosophy and how the company aligns executive compensation with its financial and operational performance, refer to the Incentive Compensation section on page 40. We refer collectively to awards of RSUs, PSUs, performance shares and stock options as equity awards in this Pay versus Performance section.

					AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVES(1)(2)		VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:			COMPANY- SELECTED PERFORMANCE MEASURE: FREE CASH FLOW ($M)(5)(6)
YEAR(1)	SUMMARY COMPENSATION TABLE FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVES(1)			TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(4)	NET INCOME ($M)(5)
2023	$14,698,285	$182,548,275	(3)	$7,708,170	$24,033,475	(3)	$186	$150	$9,443	$5,150
2022	$8,198,024	$(23,798,500)		$8,969,318	$3,579,820		$95	$127	$292	$4,758
2021	$22,663,449	$21,302,944		$8,584,656	$7,655,599		$107	$134	$(6,591)	$1,889
2020	$73,192,032	$115,891,919		$14,595,432	$15,948,471		$97	$111	$5,546	$635

(1)	The named executives included in the above table were:

YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2023	H. Lawrence Culp, Jr.	Rahul Ghai, Carolina Dybeck Happe, Russell Stokes, Michael Holston, Kevin Cox
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini and Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes and Kieran Murphy
2020	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, Jamie Miller, Kieran Murphy, John Slattery, Scott Strazik

(2)	The assumptions we used to calculate the values for RSU awards, PSU awards and performance share awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.

(3)	The 2023 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:

	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2023 SUMMARY COMPENSATION TABLE	$14,698,285	$7,708,170
Less, value of equity awards reported in the Summary Compensation Table	4,999,987	3,109,632
Add, year-end value of equity awards granted in 2023 that are unvested and outstanding	12,139,758	5,729,799
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	161,161,843	11,756,913
Add, fair market value of equity awards granted in 2023 and that vested in 2023	-	-
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023	-	2,329,982
Less, prior year-end fair value of prior year equity awards that failed to vest in 2023	-	-
Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	1,002,278	567,454
Add, service cost for defined benefit and pension plans	550,654	185,695
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2023	$182,548,275	$24,033,475
Certain columns may not add due to the use of rounded numbers.

(4)	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our Annual Report on Form 10-K for 2023 in accordance with Regulation S-K Item 201(e). For GE and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(5)	For 2020, 2021 and 2022, the performance results included in the table reflect our financial performance prior to the spin-off of GE HealthCare business and do not reflect the reclassification of our HealthCare business into discontinued operations or the adoption of certain accounting standards updates.
(6)	Free cash flow is the financial measure from the tabular list of Most Important Financial Measures below, which represents the most important performance measure used to link compensation actually paid to our named executives in 2023 to the company’s performance. Free cash flow is a non-GAAP financial measure. For information on why GE reports free cash flow and how it is calculated, refer to the Explanation of Non-GAAP Financial Measures and Performance Metrics section on page 68.

Company Selected Measure Name		Free cash flow
Named Executive Officers, Footnote [Text Block]

(1)	The named executives included in the above table were:

YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2023	H. Lawrence Culp, Jr.	Rahul Ghai, Carolina Dybeck Happe, Russell Stokes, Michael Holston, Kevin Cox
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini and Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes and Kieran Murphy
2020	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, Jamie Miller, Kieran Murphy, John Slattery, Scott Strazik

Peer Group Issuers, Footnote [Text Block]

(4)	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our Annual Report on Form 10-K for 2023 in accordance with Regulation S-K Item 201(e). For GE and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	[1]	$ 14,698,285		$ 8,198,024	$ 22,663,449	$ 73,192,032
PEO Actually Paid Compensation Amount	[1],[3]	$ 182,548,275	[2]	(23,798,500)	21,302,944	115,891,919
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2023 SUMMARY COMPENSATION TABLE	$14,698,285	$7,708,170
Less, value of equity awards reported in the Summary Compensation Table	4,999,987	3,109,632
Add, year-end value of equity awards granted in 2023 that are unvested and outstanding	12,139,758	5,729,799
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	161,161,843	11,756,913
Add, fair market value of equity awards granted in 2023 and that vested in 2023	-	-
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023	-	2,329,982
Less, prior year-end fair value of prior year equity awards that failed to vest in 2023	-	-
Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	1,002,278	567,454
Add, service cost for defined benefit and pension plans	550,654	185,695
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2023	$182,548,275	$24,033,475
Certain columns may not add due to the use of rounded numbers.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 7,708,170		8,969,318	8,584,656	14,595,432
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 24,033,475	[2]	3,579,820	7,655,599	15,948,471
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2023 SUMMARY COMPENSATION TABLE	$14,698,285	$7,708,170
Less, value of equity awards reported in the Summary Compensation Table	4,999,987	3,109,632
Add, year-end value of equity awards granted in 2023 that are unvested and outstanding	12,139,758	5,729,799
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	161,161,843	11,756,913
Add, fair market value of equity awards granted in 2023 and that vested in 2023	-	-
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023	-	2,329,982
Less, prior year-end fair value of prior year equity awards that failed to vest in 2023	-	-
Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	1,002,278	567,454
Add, service cost for defined benefit and pension plans	550,654	185,695
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2023	$182,548,275	$24,033,475
Certain columns may not add due to the use of rounded numbers.

Equity Valuation Assumption Difference, Footnote [Text Block]

(2)	The assumptions we used to calculate the values for RSU awards, PSU awards and performance share awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below depicts compensation actually paid and the cumulative TSR of GE and the S&P 500 Industrials Index for the four years shown. A significant portion of our executive compensation program comprises equity awards, and compensation actually paid for such years was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. For 2023, our stock price increased 95% year over year, compared to 16% for our peer group, the S&P 500 Industrials Index, resulting in our TSR nearly doubling for 2023 and our four-year total TSR ending higher than that of our peer group. This performance resulted in a substantial increase in our PSU award valuations included in the calculation of compensation actually paid for 2023. In addition, our TSR performance being below that of the peer group for 2020, 2021 and 2022, the S&P 500 Industrials Index, adversely affected our named executives’ equity award compensation in two of the years shown. Under those awards’ respective terms, our TSR performance resulted in the cancellation of the 2020 PSU awards, which had no payout due to three-year TSR performance, and a downward adjustment to the value of the 2021 PSU awards, for which three-year TSR performance is a modifier.

Compensation Actually Paid vs. Net Income [Text Block]

Net income is not a financial performance measure that we use in the compensation program design for our named executives. Accordingly, there is not a direct relationship between the compensation actually paid to our named executives and net income. In addition, a meaningful portion of incentive compensation for our named executives who are leaders of business units is tied to the financial performance of their respective individual business units, rather than enterprise-wide performance measures such as net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

A significant portion of our compensation program is linked to our free cash flow performance for the total company and the business units, as described in the Compensation Discussion & Analysis section of this proxy statement. While our free cash flow performance improved sequentially in each of the four years shown, there is not a direct relationship with compensation actually paid because compensation actually paid more strongly reflects the required adjustments for equity award valuations under SEC rules.

Total Shareholder Return Vs Peer Group [Text Block]

The chart below depicts compensation actually paid and the cumulative TSR of GE and the S&P 500 Industrials Index for the four years shown. A significant portion of our executive compensation program comprises equity awards, and compensation actually paid for such years was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. For 2023, our stock price increased 95% year over year, compared to 16% for our peer group, the S&P 500 Industrials Index, resulting in our TSR nearly doubling for 2023 and our four-year total TSR ending higher than that of our peer group. This performance resulted in a substantial increase in our PSU award valuations included in the calculation of compensation actually paid for 2023. In addition, our TSR performance being below that of the peer group for 2020, 2021 and 2022, the S&P 500 Industrials Index, adversely affected our named executives’ equity award compensation in two of the years shown. Under those awards’ respective terms, our TSR performance resulted in the cancellation of the 2020 PSU awards, which had no payout due to three-year TSR performance, and a downward adjustment to the value of the 2021 PSU awards, for which three-year TSR performance is a modifier.

Tabular List [Table Text Block]

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The financial performance measures to the right represent the most important financial performance measures that were used to determine the compensation actually paid to our named executives in 2023.

Most Important Financial Performance Measures
Free Cash Flow*
Organic Revenue Growth*
Profit or Adjusted Profit* (as applicable)
Adjusted Earnings per Share*

*	Non-GAAP Financial Measure

Total Shareholder Return Amount		$ 186		95	107	97
Peer Group Total Shareholder Return Amount	[4]	150		127	134	111
Net Income (Loss) Attributable to Parent	[5]	$ 9,443,000,000		$ 292,000,000	$ (6,591,000,000)	$ 5,546,000,000
Company Selected Measure Amount	[5],[6]	5,150,000,000		4,758,000,000	1,889,000,000	635,000,000
PEO Name		H. Lawrence Culp, Jr.		H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table. The calculation of compensation actually paid in each of the years shown reflects required adjustments to equity award valuations under SEC rules, which were in turn impacted by our stock price performance and cancellation of performance-based awards that did not meet their established thresholds. When the committee selected performance measures in support of the design of our 2023 executive compensation program, it focused on factors that it believes will further the company’s and business units’ goals for the year, align with GE’s long-term strategic objectives and contribute to the creation of long-term shareholder value, including our ability to generate free cash flow, organic revenue growth and profit or adjusted profit (as applicable), as well as our adjusted earnings per share and operational measures such as safety performance. For more information about these factors and decisions that informed the 2023 compensation of our named executive officers, see the Compensation Discussion & Analysis section of this proxy statement.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Free Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Organic Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Profit or Adjusted Profit* (as applicable)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Adjusted Earnings per Share
PEO [Member] | Less, value of equity awards reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,999,987)
PEO [Member] | Add, year-end value of equity awards granted in 2023 that are unvested and outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,139,758
PEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		161,161,843
PEO [Member] | Add, fair market value of equity awards granted in 2023 and that vested in 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,002,278)
PEO [Member] | Add, service cost for defined benefit and pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		550,654
PEO [Member] | Add, prior service cost for defined benefit and pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less, value of equity awards reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,109,632)
Non-PEO NEO [Member] | Add, year-end value of equity awards granted in 2023 that are unvested and outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,729,799
Non-PEO NEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,756,913
Non-PEO NEO [Member] | Add, fair market value of equity awards granted in 2023 and that vested in 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,329,982
Non-PEO NEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(567,454)
Non-PEO NEO [Member] | Add, service cost for defined benefit and pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		185,695
Non-PEO NEO [Member] | Add, prior service cost for defined benefit and pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The named executives included in the above table were:
[2]	The 2023 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
[3]	The assumptions we used to calculate the values for RSU awards, PSU awards and performance share awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.
[4]	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our Annual Report on Form 10-K for 2023 in accordance with Regulation S-K Item 201(e). For GE and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
[5]	For 2020, 2021 and 2022, the performance results included in the table reflect our financial performance prior to the spin-off of GE HealthCare business and do not reflect the reclassification of our HealthCare business into discontinued operations or the adoption of certain accounting standards updates.
[6]	Free cash flow is the financial measure from the tabular list of Most Important Financial Measures below, which represents the most important performance measure used to link compensation actually paid to our named executives in 2023 to the company’s performance. Free cash flow is a non-GAAP financial measure. For information on why GE reports free cash flow and how it is calculated, refer to the Explanation of Non-GAAP Financial Measures and Performance Metrics section on page 68.
[7]	Non-GAAP Financial Measure